Bank borrowings - Borrowing detail by currency - (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Borrowings [abstract]
Non-Current Amount	$ 13,911	$ 14,913
Current Amount	43,251	31,635
Total	57,162	46,548
US Dollars
Borrowings [abstract]
Non-Current Amount	13,230	13,230
Current Amount	18
Total	13,248	13,230
Euros
Borrowings [abstract]
Non-Current Amount	681	1,683
Current Amount	43,233	31,635
Total	$ 43,914	$ 33,318